NOTE 2 INVENTORY	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 2 – INVENTORY

In December 2016, the Company terminated a Distribution and License Agreement with a distributor due to a lack of market development by the distributor. In connection with the termination, the Company negotiated the return of five disinfection units on or before January 17, 2017 paying the distributor $25,000 per unit. The units were upgraded with the Company’s current technology to support the ongoing expansion of the Company’s commercial strategy.